Consolidated Balance Sheets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash		$ 3,347,843	$ 1,039,059
Receivables and prepaid expenses		114,100	101,353
Total Current Assets		3,461,943	1,140,412
Noncurrent Assets:
Property and equipment at cost, net of accumulated depreciation		2,328	2,998
Total Assets		3,464,271	1,143,410
Current Liabilities:
Accounts payable		106,833	30,792
Accrued royalties
Founders claim accrual			240,000
Accrued expenses and other payables		190,271	276,126
Total Current Liabilities		297,104	546,918
Noncurrent Liabilities:
Accrued severance		5,243	416
Total Liabilities		302,347	547,334
Commitments and Contingencies (Note 9)
Stockholders’ Equity*
Preferred A Stock, $0.0001 par value, 12,500,000 shares authorized; 10,463,363 and 7,576,999 shares outstanding at December 31, 2023 and 2022, respectively	[1]	1,047	758
Common stock, $0.0001 par value; 500,000,000 shares authorized; 495,454,546 and 437,735,093 shares issued and outstanding at December 31, 2023 and 2022, respectively	[1]	49,545	43,774
Additional paid-in capital	[1]	16,842,037	10,714,366
Accumulated deficit	[1]	(13,730,705)	(10,162,822)
Total Stockholders’ Equity	[1]	3,161,924	596,076
Total Liabilities and Stockholders’ Equity		$ 3,464,271	$ 1,143,410

[1]	The number of shares of Common and Preferred A Stock outstanding were retroactively adjusted as a result of the Share Exchange. See Note 1